Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,419,970
Previously Paid Amount	0.00
Total Fee Amount	210.54
Total Offset Amount	0.00
Net Fee	210.54
Narrative - Max Aggregate Offering Price	$ 2,419,970
Final Prospectus	true